CAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Capitalization, Long-Term Debt and Equity [Abstract]
Schedule of Dividends Declared and Paid
Dividends declared and paid per share of FE common stock during 2025 and 2024 were as follows:

	Dividends Declared		Dividends Paid
	2025	2024	2025	2024
Q1	$0.445	$0.425	$0.425	$0.410
Q2	—	—	0.445	0.425
Q3	0.890	0.850	0.445	0.425
Q4	0.445	0.425	0.445	0.425

Total	$1.780	$1.700	$1.760	$1.685

Schedule of Preferred and Preference Stock Authorizations
FirstEnergy and certain of its subsidiaries are authorized to issue preferred stock and preference stock as of December 31, 2025, as follows:

	Preferred Stock		Preference Stock
	Shares Authorized	Par Value	Shares Authorized	Par Value
FE	5,000,000	$100
OE	6,000,000	$100	8,000,000	no par
OE	8,000,000	$25
CEI	4,000,000	no par	3,000,000	no par
TE	3,000,000	$100	5,000,000	$25
TE	12,000,000	$25
JCP&L	15,600,000	no par
MP	940,000	$100
PE	10,000,000	$0.01

Schedule of Long-term Debt and Other Long-term Obligations
The following tables present outstanding long-term debt and finance lease obligations for FirstEnergy and JCP&L as of December 31, 2025 and 2024:

	As of December 31, 2025		As of December 31,
FirstEnergy	Maturity Date	Interest Rate	2025	2024
			(In millions)
FMBs and secured notes - fixed rate	2026-2059	2.650% - 8.250%	$5,214	$4,963
Unsecured notes - fixed rate	2026-2050	2.250% - 6.875%	21,176	18,631
Finance lease obligations			10	12
Unamortized debt discounts			(20)	(14)
Unamortized debt issuance costs			(150)	(122)
Unamortized fair value adjustments			1	3
Currently payable long-term debt			(723)	(977)

Total long-term debt and other long-term obligations			$25,508	$22,496

	As of December 31, 2025		As of December 31,
JCP&L	Maturity Date	Interest Rate	2025	2024
			(In millions)
Unsecured notes - fixed rate	2029-2037	2.750% - 6.400%	$3,050	$2,350
Finance lease obligations			4	5
Unamortized debt premiums/discounts			(7)	(4)
Unamortized debt issuance costs			(22)	(11)
Currently payable long-term debt			(2)	(1)

Total long-term debt and other long-term obligations			$3,023	$2,339

See Note 7., “Leases,” of the Combined Notes to Financial Statements of the Registrants for additional information related to finance leases.
FirstEnergy had the following redemptions and issuances during the twelve months ended December 31, 2025:

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions
FE	Senior Unsecured Notes	March, 2025	2.05%	2025	$300	FE redeemed unsecured notes that became due.

TrAIL	Senior Unsecured Notes	May, 2025	3.76%	2025	$75	TrAIL redeemed unsecured notes that became due.

TrAIL	Senior Unsecured Notes	June, 2025	3.85%	2025	$550	TrAIL redeemed unsecured notes that became due.

FE	Senior Unsecured Convertible Notes	June, 2025	4.00%	2026	$1,206	FE repurchased approximately $1,206 million of the principal amount of its 2026 Convertible Notes for $1,225 million, including a premium of approximately $19 million.

JCP&L	Senior Unsecured Notes	October, 2025	4.30%	2026	$650	On October 16, 2025, JCP&L redeemed $650 million of 4.30% senior notes due 2026.

Company	Type	Redemption/Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions

FE	Senior Unsecured Notes	December, 2025	1.60%	2026	$300	On December 31, 2025, FE redeemed $300 million of 1.60% senior notes due 2026.

Issuances

TrAIL	Senior Unsecured Notes	April, 2025	5.00%	2031	$600	Proceeds were used to redeem senior notes that came due in 2025, to refinance existing debt, for working capital, and for other general corporate purposes.

ATSI	Senior Unsecured Notes	May, 2025	5.00%	2030	$225	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

OE	Senior Unsecured Notes	May, 2025	4.95%	2029	$300	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

MAIT	Senior Unsecured Notes	June, 2025	5.00%	2031	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

PE	FMBs	June, 2025	5.00%	2030	$200	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

TE	Senior Secured Notes	June, 2025	5.18%	2030	$100	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

FE	Senior Unsecured Convertible Notes	June, 2025	3.63%	2029	$1,350	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.

FE	Senior Unsecured Convertible Notes	June, 2025	3.88%	2031	$1,150	Proceeds were used to refinance existing debt, to repurchase a portion of its 2026 Convertible Notes, and for other general corporate purposes.

FET	Senior Unsecured Notes	August, 2025	4.75%	2033	$450	Proceeds were used to refinance existing debt, to finance capital expenditures, for working capital, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	4.15%	2029	$350	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	4.40%	2031	$500	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

JCP&L	Senior Unsecured Notes	September, 2025	5.15%	2036	$500	Proceeds were used to refinance existing debt, including the repayment of the remaining $650 million aggregate principal amount of JCP&L’s 4.30% senior notes due 2026, to finance capital expenditures, and for other general corporate purposes.

(1)	Excludes principal payments on securitized bonds.

Schedule of Maturities of Long-term Debt
The following table presents scheduled debt repayments or debt that has been noticed for redemption for outstanding long-term debt, excluding finance leases, fair value purchase accounting adjustments and unamortized debt discounts and premiums, for the next five years as of December 31, 2025.

FirstEnergy (In millions)	2026	2027	2028	2029	2030
Scheduled debt repayments	$720	$2,003	$2,453	$3,064	$2,456

JCP&L (In millions)	2026	2027	2028	2029	2030
Scheduled debt repayments	$—	$—	$—	$350	$—